Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Currency Exchange Rates	The following table outlines the currency exchange rates that were used in preparing the consolidated financial statements:
	March 31, 2024		March 31, 2023
	Year-end spot rate	Average rate	Year-end spot rate	Average rate
US$ against RMB	US$1=RMB7.2203	US$1=RMB7.1671	US$1=RMB6.8676	US$1=RMB6.8516
US$ against EUR	US$1=EUR0.9267	US$1=EUR0.9218	US$1=EUR0.9198	US$1=EUR0.9603
US$ against HK$	US$1=HK$7.8259	US$1=HK$7.8246	US$1=HK$7.8499	US$1=HK$7.8389

Schedule of Property, Plant and Equipment, Estimated Economic Useful lives of Asset	Property, plant and equipment are stated at cost less accumulated depreciation and impairment, if any, and are depreciated on a straight-line basis over the estimated useful lives of the assets as follows:
Category	Estimated useful lives
Machinery and equipment	2 – 10 years
Office equipment, furniture and fixtures	2 – 5 years
Leasehold improvements	Lesser of useful life and lease terms
Motor vehicle	4 years
Intangible assets are amortized using the straight-line approach over the estimated economic useful lives of the asset as follows:
Category	Estimated useful lives
Software	5 years